Organization and Nature of Business	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Organization And Nature Of Business [Line Items]
Organization and Nature of Business

NOTE 1. ORGANIZATION AND NATURE OF BUSINESS

Description of Business

Oak Street Health, Inc. (collectively referred to as “Oak Street Health,” “OSH,” “we,” “us,” “our,” or the “Company”) was formed as a Delaware corporation on October 22, 2019 for the purpose of completing a public offering and related restructuring transactions (collectively referred to as the “IPO”) in order to carry on the business of Oak Street Health, LLC (“OSH LLC”) and its affiliates. As the managing member of OSH LLC, Oak Street Health, Inc. operates and controls all of the business affairs of OSH LLC and its affiliates.

The Company operates primary care centers serving Medicare beneficiaries. The Company, through its centers and management services organization, combines an innovative care model with superior patient experience. The Company invests resources into primary care to prevent unnecessary acute events and manage chronic illnesses. The Company engages Medicare eligible patients through the use of an innovative community outreach approach. Once patients are engaged, the Company integrates population health analytics, social support services and primary care into the care model to drive improved outcomes. The Company contracts with health plans to generate medical costs savings and realize a return on its investment in primary care. As of September 30, 2020, the Company operated 67 centers.

Initial Public Offering

On August 5, 2020, the Company’s Registration Statement on Form S-1 to register 17,968,750 shares of common stock, par value $0.001 per share, was declared effective by the Securities & Exchange Commission. The Company’s common stock began trading on August 6, 2020 on the New York Stock Exchange (“NYSE”) under the ticker symbol “OSH.”

On August 10, 2020, we completed our IPO in which we issued and sold 17,968,750 shares of common stock at an offering price of $21.00 per share. The share amount includes the exercise in full of the underwriters’ options to purchase 2,343,750 additional shares of common stock. We received net proceeds of $351,229, after deducting underwriting discounts and commissions of $22,641 and deferred offering costs of $3,474. Deferred, direct offering costs were capitalized and consisted of fees and expenses incurred in connection with the sale of our common stock in the IPO, including the legal, accounting, printing and other offering related costs. Upon completion of the IPO, these deferred offering costs were reclassified from current assets to stockholders’ equity and recorded against the net proceeds from the offering.

Immediately prior to the closing of the IPO, unitholders of Oak Street LLC exchanged their membership interests for common stock in the new C Corporation of the Company. More specifically, all 15,928,876 units of our then outstanding redeemable investor units (preferred stock including their respective undeclared and deemed dividends) and members’ capital (former founders’ units and incentive units/profits interests) plus 1,924 of options to purchase incentive units were converted into 200,286,312 shares of common stock of the Company and 22,612,472 shares of restricted common stock subject to service-based vesting (“RSA”) of the Company. As a result of this conversion, we reclassified $545,001 of redeemable investor units and $7,006 of members’ capital to additional paid in capital and $223 to common stock on our consolidated balance sheet. See further discussion of this conversion of pre-IPO equity in Notes 12 & 13.

Variable Interest Entities (“VIEs”) and Consolidation

Oak Street Health, MSO LLC (“MSO”), a wholly owned subsidiary of the Company, was formed in 2013 to provide a wide range of management services to the Physician Groups (as defined below). Activities include but are not limited to operational support of the centers, marketing, information technology infrastructure and the sourcing and managing of health plan contracts. Oak Street Health Physicians Group PC, OSH-IN Physicians Group PC, OSH-MI Physicians Group PC, OSH-OH Physicians Group LLC, OSH-PA Physicians Group PC, OSH-RI Physicians Group PC and Oak Street Health of Texas, PLLC (collectively, the “Physician Groups”) employ healthcare providers to deliver primary care services to the Medicare covered population of Illinois, Indiana, Michigan, North Carolina, Ohio, Pennsylvania, Rhode Island, Tennessee and Texas. These entities are consolidated as each are considered variable interest entities where the Company has a controlling financial interest (see Note 17). The Company considers itself to control an entity if it is the majority owner of or has voting control over such entity. The Company also assesses control through means other than voting rights and determines which business entity is the primary beneficiary of the VIE. The Company consolidates VIEs when it is determined that the Company is the primary beneficiary of the VIE.

In addition, Oak Street Health is the majority interest owner in three joint ventures: OSH-PCJ Joliet, LLC, OSH-RI, LLC, and OSH-ESC Joint Venture, LLC which are consolidated in the Company’s financial statements. In August 2020, contributions were made to OSH-RI, LLC from Oak Street Health MSO, LLC (50.1% ownership) and BCBSRI (49.9% ownership) totaling $5,967 and $5,943, respectively. In August 2020, distributions were made from OSH-PCJ Joliet, LLC to Oak Street Health MSO, LLC (50.1% ownership) and Primary Care Physicians of Joliet (49.9% ownership) totaling $102 and $101, respectively. In the first quarter of 2019, initial contributions were made to OSH-ESC Joint Venture, LLC from Oak Street Health MSO, LLC (51.0% ownership) and Evangelical Services Corporation (49.0% ownership) totaling $2,754 and $2,646, respectively.

Upon completion of the IPO, our sole material asset is our interest in OSH LLC and its affiliates. In accordance with the master structuring agreement dated August 10, 2020, by and among OSH Inc. and the other signatories party thereto (the “Master Structuring Agreement”), we have all management powers over the business and affairs of OSH LLC and to conduct, direct and exercise full control over the activities of OSH LLC. Due to our power to control the activities most directly affecting the results of OSH LLC, we are considered the primary beneficiary of the VIE. Accordingly, following the effective date of the IPO, we consolidate the financial results of OSH LLC and its affiliates and the financial statements for the periods prior to the IPO have been adjusted to combine the previously separate entities for presentation purposes.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such regulations. These financial statements have been prepared on a basis consistent with the accounting principles applied for the fiscal year ended December 31, 2019 in the Company’s final prospectus (the “Prospectus”) for our IPO filed August 5, 2020 pursuant to rule 424(b) under the Securities Act of 1933, as amended, with the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments (consisting of all normal and recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three and nine-months ended September 30, 2020, including the impact of COVID-19, are not necessarily indicative of the results that may be expected for the year ending December 31, 2020.

The consolidated financial statements of the Company include the financial statements of all wholly owned subsidiaries and majority-owned or controlled companies. For those consolidated subsidiaries where our ownership is less than 100%, the portion of the net income or loss allocable to the non-controlling interests is reported as “Net loss (gain) attributable to non-controlling interests” in the consolidated statements of operations. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The areas where significant estimates are used in the accompanying financial statements include the liability for unpaid claims, stock/unit-based compensation, the valuation and related impairment recognition of long-lived assets, including intangibles and goodwill, and the valuation of embedded derivatives and redeemable investor units. Actual results could differ from those estimates.

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we will not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.

Business Combination

On April 2, 2019, the Company entered into an agreement to purchase a primary care center, which constitutes a business, located in Flint, Michigan for cash consideration of $166, which was accounted for under the acquisition method of accounting pursuant to ASC 805. The acquisition is not material to the consolidated financial statements.

Impact of COVID-19 on our Business

On March 11, 2020, the World Health Organization designated COVID-19 as a global pandemic. The rapid spread of COVID-19 around the world and throughout the United States has altered the behavior of businesses and people, with significant negative effects on federal, state and local economies, the duration of which is unknown at this time. Various policies were implemented by federal, state and local governments in response to the COVID-19 pandemic that caused may people to remain at home and forced the closure of or limitations on certain businesses, as well as suspended elective procedures by health care facilities. While some of these restrictions have been eased across the U.S. and most states have lifted moratoriums on non-emergent procedures, some restrictions remain in place, and some state and local governments are re-imposing certain restrictions due to the increasing rates of COVID-19 cases. The virus disproportionately impacts older adults, especially those with chronic illnesses, which describes many of our patients.

In response to the COVID-19 pandemic, in the first nine-months of 2020, we took the following actions designed to ensure the safety of our employees and their families and to address the physical, mental and social health of our patients:

•	Created a COVID-19 Response Team in March 2020 that is supported by team members from across our organization to ensure a coordinated response to the pandemic;
•	Temporarily closed all of our corporate offices and enabled our entire corporate work force to work remotely;
•	Implemented travel restrictions for non-essential business;
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Transitioned much of our center-based care to be delivered by our providers virtually through newly developed telehealth capabilities, including video and telephone through June 2020 but have transitioned our business back to a more normal operating cadence as of July 2020, including seeing a larger proportion of our patients via in-center visits (with a corresponding reduction in telehealth visits) while maintaining stringent safety protocols to minimize the potential transmission of COVID-19. We expect to continue to leverage our telehealth capabilities as a means of interacting with our patients to the extent an in-person visit is not required or preferred;

•	Made operational changes to the staffing and operations of our centers, which remain open as “essential” businesses, to minimize potential exposure to and transmission of COVID-19;
•	Temporarily delayed planned openings of new centers through August 2020 but have restarted our growth efforts through patient outreach and starting August 2020, we resumed opening new centers;
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Temporarily halted community outreach and other marketing initiatives which drive new patients to our platform through June 2020 but have recommenced marketing initiatives as of the third quarter of 2020;

•	Acquired and deployed significantly greater amounts of personal protective equipment (“PPE”) to ensure the safety of our employees and patients;
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Created a program called “COVID Care” to actively monitor our patients for suspected COVID-19 infections with the goal of managing those symptoms to keep our patients safely out of the hospital unless and until necessary due to the potential infection risks in the hospital environment; and

•	Redeployed our contracted and employed drivers, who typically transport patients to our centers, to deliver food from food pantries to our patients to address food supply issues or challenges.

The COVID-19 pandemic did not have a material impact on our results of operations, cash flows and financial position as of and for the three and nine-months ended September 30, 2020; although our decisions to defer center openings and limit patient outreach and marketing initiatives is likely to result in slower growth than we would have otherwise experienced in 2020. Over 97% of our total revenues are recurring, consisting of fixed monthly per-patient-per-month capitation payments we receive from Medicare Advantage plans. Due to our recurring revenue base, we experienced minimal impact to our revenue in the first nine months of 2020.

On March 27, 2020, the United States President signed into law the Coronavirus Aid, Relief and Economic Securities Act (“CARES Act”) which provides economic assistance to a wide array of industries, including healthcare. Thus far, the Company has taken the following actions related to this legislation:

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Provider Relief Funds. The U.S. Department of Health and Human Services distributed grants to healthcare providers to offset the impacts of COVID-19 pandemic related expenses and lost revenues. Grants received are subject to the terms and conditions of the program, including that such funds may only be used to prevent, prepare for, and respond to COVID-19 and will reimburse only for health care related expenses or lost revenues that are attributable to the COVID-19 pandemic. Payments from this fund are not loans and, therefore, they are not subject to repayment. We recognize grant payments as income when there is reasonable assurance that we have complied with conditions associated with the grant. Our estimates could change materially in the future based on the government’s evolving compliance guidance. During the three and nine-months ended September 30, 2020, the Company received $24 and $4,698, respectively, related to these grants and recognized $3,938 and $4,722, respectively, as income to offset COVID-19 pandemic related expenses incurred in the cost of care, excluding depreciation and amortization line.

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Medicare Accelerated and Advanced Payment Program. The Centers for Medicare & Medicaid Services (“CMS”) expanded its Accelerated and Advance Payment Program which allows participants to receive expedited payments during periods of national emergencies. Under the program, we received an interest-free advancement of 100% of our Medicare payment amount for a three-month period. Repayments of advanced payments will begin one year after the date the advance payment was issued. During the first eleven months after repayment begins, repayment will occur through an automatic recoupment of 25% of Medicare payments otherwise owed to the Company. During the succeeding six months, repayment will occur through an automatic recoupment of 50% of Medicare payments otherwise owed to the Company. Through the third quarter of 2020, the Company received approximately $1,520 in CMS advance payments, which were recorded in other current liabilities at September 30, 2020 and will be paid back against future fee-for-service claims.

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Payroll Tax Deferral. Under the CARES Act, the Company elected to defer payment on its portion of Social Security taxes, on an interest free basis, incurred from March 27, 2020 to December 31, 2020. One-half of such deferral amount will become due on each of December 31, 2021 and December 31, 2022. The deferred payroll taxes of $4,200 was classified as a long-term liability at September 30, 2020.

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Temporary Suspension of Medicare Sequestration. The Budget Control Act of 2011 requires a mandatory, across the board reduction in federal spending, called a sequestration. Medicare fee for service claims with dates of service or dates of discharge on or after April 1, 2013 incur a 2.0% reduction in Medicare payments. All Medicare rate payments and settlements have incurred this mandatory reduction and it will continue to remain in place through at least 2023, unless Congress takes further action. In response to COVID-19, the CARES Act temporarily suspends the automatic 2.0% reduction of Medicare claim reimbursements for the period of May 1, 2020 through December 31, 2020, which immaterially increased both revenues and medical expenses for the three and nine-months ended September 30, 2020.